Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Profit/(loss) for the year	€ 1,645	€ (2,516)	€ 11
Adjustments, total	1,713	5,267	2,627
Change in net working capital
Decrease/(Increase) in receivables	239	(418)	159
(Increase)/Decrease in inventories	(48)	553	285
Decrease in non-interest-bearing liabilities	(459)	(845)	(2,232)
Cash from operations	3,090	2,041	850
Interest received	41	33	57
Interest paid	(192)	(35)	(1)
Income taxes paid, net	(314)	(280)	(516)
Net cash from operating activities	2,625	1,759	390
Cash flow from investing activities
Purchase of property, plant and equipment and intangible assets	(560)	(479)	(690)
Proceeds from sale of property, plant and equipment and intangible assets	103	13	39
Acquisition of businesses, net of cash acquired	(33)	(104)
Proceeds from disposal of businesses, net of disposed cash		11	19
Purchase of current financial investments	(1,845)	(1,154)	(473)
Proceeds from maturities and sale of current financial investments	398	123	991
Purchase of non-current financial investments	(77)	(59)	(180)
Proceeds from sale of non-current financial investments	277	122	144
Foreign exchange hedging of cash and cash equivalents	(77)	79	(123)
Other	19	10	(17)
Net cash used in investing activities	(1,795)	(1,438)	(290)
Cash flow from financing activities
Purchase of equity instruments of subsidiaries		(1)	(1)
Proceeds from long-term borrowings	17	1,595	1,039
Repayment of long-term borrowings	(927)	(246)	(766)
(Repayment of)/proceeds from short-term borrowings	(67)	(83)	40
Payment of principal portion of lease liabilities	(226)	(234)	(221)
Dividends paid	(9)	(148)	(570)
Net cash from/(used in) financing activities	(1,212)	883	(479)
Translation differences	133	(174)	28
Net increase/(decrease) in cash and cash equivalents	(249)	1,030	(351)
Cash and cash equivalents as of 1 January	6,940	5,910	6,261
Cash and cash equivalents as of 31 December	€ 6,691	€ 6,940	€ 5,910